Consolidated Balance Sheets (Parentheticals) ¥ in Thousands		Dec. 31, 2025 CNY (¥) shares		Dec. 31, 2025 $ / shares	May 12, 2025 ¥ / shares shares	Dec. 31, 2024 CNY (¥) shares		Dec. 31, 2024 $ / shares
Ordinary shares, par value | ¥ / shares					¥ 0.00001
Ordinary shares, shares authorized					20,000,000,000
Board of Directors
Ordinary shares, shares authorized					3,200,000,000
Class A Ordinary Shares [Member]
Ordinary shares, par value | $ / shares	[1]			$ 0.00001				$ 0.00001
Ordinary shares, shares authorized		16,000,000,000	[1]		16,000,000,000	16,000,000,000	[1]
Ordinary shares, shares issued	[1]	2,516,653,606				460,147,059
Ordinary shares, shares outstanding	[1]	2,516,653,606				460,147,059
Class B Ordinary Shares [Member]
Ordinary shares, par value | $ / shares	[1]			0.00001				$ 0.00001
Ordinary shares, shares authorized		800,000,000	[1]		800,000,000	800,000,000	[1]
Ordinary shares, shares issued	[1]	342,773,160
Ordinary shares, shares outstanding	[1]	342,773,160
Series A Redeemable Convertible Preferred Shares
Temporary Equity, Shares Authorized	[1]	387,781,378				387,781,378
Temporary Equity, Par or Stated Value Per Share | $ / shares	[1]			0.00001
Temporary Equity, Redemption value | ¥	[1]					¥ 56,098
Series B Redeemable Convertible Preferred Shares
Temporary Equity, Shares Authorized	[1]	703,901,412				703,901,412
Temporary Equity, Par or Stated Value Per Share | $ / shares	[1]			0.00001
Temporary Equity, Redemption value | ¥	[1]					¥ 787,739
Series C Redeemable Convertible Preferred Shares
Temporary Equity, Shares Authorized	[1]	517,022,352				517,022,352
Temporary Equity, Par or Stated Value Per Share | $ / shares	[1]			0.00001
Temporary Equity, Redemption value | ¥	[1]					¥ 181,992
Series C-1 Redeemable Convertible Preferred Shares
Temporary Equity, Shares Authorized	[1]	357,323,044				357,323,044
Temporary Equity, Par or Stated Value Per Share | $ / shares	[1]			0.00001
Temporary Equity, Redemption value | ¥	[1]					¥ 153,660
Series C-2 Redeemable Convertible Preferred Shares
Temporary Equity, Shares Authorized	[1]	220,757,061				220,757,061
Temporary Equity, Par or Stated Value Per Share | $ / shares	[1]			0.00001
Temporary Equity, Redemption value | ¥	[1]					¥ 189,973
Series D Redeemable Convertible Preferred Shares
Temporary Equity, Shares Authorized	[1]	95,320,147				95,320,147
Temporary Equity, Par or Stated Value Per Share | $ / shares	[1]			$ 0.00001
Temporary Equity, Redemption value | ¥	[1]					¥ 136,115

[1]	On May 12, 2025, the Company amended its memorandum and articles of association to increase the authorized share capital to 20,000,000,000 shares, comprising 16,000,000,000 Class A ordinary shares and 800,000,000 Class B ordinary shares, with the remaining 3,200,000,000 shares to be designated by the Board of Directors, with a par value of US$0.00001 each. On August 19, 2025, the Company completed its initial public offering (IPO) and was listed on Nasdaq, all preferred shares were converted into Class A ordinary shares.